Segments - Schedule of Financial Highlights By Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Segment Reporting Information [Line Items]
Total revenue	$ 2,938,641	$ 2,761,086	$ 2,795,505
Compensation and benefits	1,867,005	1,758,024	1,844,164
General and administrative expenses	247,727	258,488	259,039
Segment Adjusted EBITDA	497,805	463,866	408,204
Depreciation and amortization	98,844	80,287	77,966
Gain on modification of office lease	(13,907)	0	0
Restructuring charges, net	0	1,892	68,558
Interest expense, net	19,998	20,363	20,968
Impairment of right-of-use assets	0	2,452	1,629
Impairment of fixed assets	0	509	1,575
Integration/acquisition costs	4,420	8,837	14,866
Management separation charges		4,614
Income tax provision	107,630	93,836	50,081
Net income attributable to noncontrolling interest	3,386	5,014	3,407
Net income attributable to Korn Ferry	277,434	246,062	169,154
Fee revenue
Segment Reporting Information [Line Items]
Total revenue	2,907,469	2,730,088	2,762,671
Cost of services	319,150	285,075	300,015
Operating Segments | Americas
Segment Reporting Information [Line Items]
Total revenue	1,696,146	1,639,302	1,698,467
Compensation and benefits	1,010,976	960,727	1,032,016
General and administrative expenses	77,209	82,429	91,164
Cost of services	193,025	201,101	245,418
Other segment items	(9,785)	1,611	(7,522)
Segment Adjusted EBITDA	424,721	393,434	337,391
Depreciation and amortization	59,310	45,739	46,721
Restructuring charges, net		0	23,844
Operating Segments | EMEA
Segment Reporting Information [Line Items]
Total revenue	906,292	791,791	767,088
Compensation and benefits	564,058	507,867	512,663
General and administrative expenses	73,797	70,175	67,088
Cost of services	112,350	70,891	41,767
Other segment items	8,343	10,361	10,679
Segment Adjusted EBITDA	147,744	132,497	134,891
Depreciation and amortization	23,404	18,990	15,993
Restructuring charges, net		1,892	37,390
Operating Segments | APAC
Segment Reporting Information [Line Items]
Total revenue	336,203	329,993	329,950
Compensation and benefits	207,164	207,614	212,824
General and administrative expenses	38,290	38,856	38,365
Cost of services	13,775	13,083	12,830
Other segment items	1,730	1,760	1,911
Segment Adjusted EBITDA	75,244	68,680	64,020
Depreciation and amortization	7,808	7,238	7,626
Restructuring charges, net		0	6,932
Operating Segments | Fee revenue | Americas
Segment Reporting Information [Line Items]
Total revenue	1,676,978	1,621,901	1,680,685
Operating Segments | Fee revenue | EMEA
Segment Reporting Information [Line Items]
Total revenue	897,384	780,987	755,340
Operating Segments | Fee revenue | APAC
Segment Reporting Information [Line Items]
Total revenue	333,107	327,200	326,646
Corporate
Segment Reporting Information [Line Items]
Total revenue	0	0	0
Compensation and benefits	80,387	71,908	72,613
General and administrative expenses	72,338	60,524	58,400
Cost of services	0	0	0
Other segment items	(2,821)	(1,687)	(2,915)
Segment Adjusted EBITDA	(149,904)	(130,745)	(128,098)
Depreciation and amortization	8,322	8,320	7,626
Restructuring charges, net		0	392
Corporate | Fee revenue
Segment Reporting Information [Line Items]
Total revenue	$ 0	$ 0	$ 0